Employee share scheme reserve	12 Months Ended
Dec. 31, 2024
Employee share scheme reserve
Employee share scheme reserve
14	Employee share scheme reserve

As of 31 December 2024, the employee share-based compensation reserve balance was $564,127 (as of 31 December 2023: $507,677 and as of 31 December 2022: $773,666).

Total charges for the year, as a result of the fair value changes and new options granted and vested during the year, related to share-based payment transactions recognized in the consolidated statement of comprehensive income were $56,450 for the year ended 31 December 2024 (charges of $285,651 for the year ended 31 December 2023 and reversal of $36,155,857 for the year ended 31 December 2022). Options exercised during the year ended 31 December 2024 were nil ($551,640 for the year ended 31 December 2023 and nil for the year ended 31 December 2022).

14	Employee share scheme reserve (continued)

	2024		2023		2022
	Average		Average		Average
	exercise		exercise		exercise
	price per	Number of	price per	Number of	price per	Number of
	share option	options	share option	options	share option	options
	USD		USD		USD
As of 1 January	40.33	106,304	3.554	10,866,324	1.609	8,514,500
Reverse stock split effect (1 to 25) (i)	—	—	88.86	434,203	—	—
Granted during the year	0.01	140,000	162.50	2,728	6.710	5,324,390
Exercised during the year	—	—	0.001	(116,629)	0.001	(986,733)
Forfeited during the year	—	—	162.30	(213,998)	3.948	(1,985,833)
As of 31 December	18.77	246,304	40.33	106,304	3.554	10,866,324
As of 31 December reflecting reverse share split	—	—	40.33	106,304	88.86	434,203
Vested and exercisable	36.61	126,304	38.79	105,529	1.364	3,780,424

(i)Reverse share split: on 25 January 2023, the Company restructured its outstanding and authorized shares through reverse share split with a ratio of 1 to 25, accordingly all the share awards and strike prices were adjusted using the same ratio.

Share options outstanding at the end of each year have the following expiry date and exercise prices:

	As of 31 December
	2024	2023	2022
Number of options outstanding	246,303	106,304	434,203
Range of exercise price	$0-$250	$0-$250	$0 - $250
Range of expiry dates	April 2027 – June 2036	April 2027– June 2036	April 2027 – June 2036
Weighted average remaining contractual life (in years)	7.72	6.05	3.52

	As of 31 December
Strike price	2024	2023
$0-20	180,610	42,433
$20-47.5	17,646	17,586
$47.5-61.5	6,565	6,565
$61.5-85	36,894	36,157
$250	4,588	3,562

The following assumptions are used in calculating the fair values of the options:

	As of 31 December
Particulars	2024	2023	2022
Expected weighted average volatility (%)	98.5%	120%	120%
Expected dividends (%)	0%	0%	0%
Expected term (in years)	7.72	6.05	3.52
Risk free rate (%)	3.74%	4.05%	4.16%
Market price	6.38	1.67	0.137

The volatility has been measured as the standard deviation of quoted share prices of comparable peer entities over the last one year from each respective/expected grant date.